Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information About Trade And Other Payables [line items]
Payroll and employee benefits	$ 10,005	$ 9,601
Trade payables	1,852	2,458
Deferred share units	3,810	4,688
Customer deposits	9,850	3,701
Accrued liabilities	6,397	13,417
Accrued warranty	32	15
Sales taxes payable	598	236
Derivative liability	83	0
Trade and other payables	$ 32,627	$ 34,116